Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 28, 2017
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Dec. 28, 2017
Document Effective Date	Dec. 28, 2017
Prospectus Date	Dec. 28, 2017
Alger 25 Fund | Class P
Prospectus:
Trading Symbol	ATFPX